Share-Based Payments - Additional information (Details)			1 Months Ended			12 Months Ended
	Nov. 22, 2022 shares € / shares $ / shares	Jul. 08, 2021 shares	Dec. 31, 2022 EUR (€) shares € / shares	Nov. 30, 2022	Jul. 31, 2021 EUR (€) shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares $ / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year						6,961,501		4,185,360
Number of options outstanding			11,146,861			11,146,861	11,146,861	4,185,360
Outstanding options, exercisable			2,837,865			2,837,865	2,837,865		0
Exercise price, granted | (per share)	$ 10.00						$ 10.00	€ 1.16
Exchange ratio								2.13	2.13
Weighted average remaining contractual life						9 years 4 months 24 days		9 years 6 months
Vesting period		4 years
Expected dividend rate						0.00%		0.00%
Share based payment liabilities | €			€ 1,935,000			€ 1,935,000	$ 1,935,000	€ 458,000
Payments for share issue costs | €					€ 708,571	€ 2,534,000
Par value per share | € / shares	$ 0.01		€ 0.12			€ 0.12	$ 0.12	€ 0.01	€ 0.01	€ 0.12		€ 0.01
Liability for unvested Ordinary Shares | €			€ 280,000			€ 280,000	$ 280,000	€ 458,000
Business Combination Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding								1,964,286
Exercise price | € / shares			€ 1.16392			€ 1.16392	$ 1.16392	€ 2.48
Exchange ratio	2.13
Business Combination Agreement | Participating Optionholders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Earnout shares			160,778			160,778	160,778
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount for lack of marketability percentage						15.00%
Number of options, Granted during the year								1,964,286
Exercise price | $ / shares											$ 2.48
Number of shares issued					285,714
Par value per share | € / shares	$ 0.12		€ 2.48			€ 2.48	$ 2.48
Conversion of ordinary shares			608,779			608,779	608,779
Ordinary shares underlying vested						367,804		215,609
Ordinary Shares | Business Combination Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio				2.13
Non-voting Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio			2.13
Number of shares issued			285,714			285,714	285,714	2,785,714
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year	6,961,501
Weighted average remaining contractual life						10 years
Description of vesting requirements for share-based payment arrangement						Each new option granted in 2022 under the Plans has a four-year vesting period with 1/48 vesting on each one-month anniversary of the grant date.
Vesting period						4 years
Vesting after One Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted		25.00%
Vesting in Equal Installments Over Next Following Three Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted		75.00%
Pre Series A Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		262,857
First Tranche Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		887,116
Second Tranche Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		814,312
Share-based Payment Arrangement, Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year						4,185,360
Number of options outstanding								4,185,360
Exercise price | € / shares								€ 1.16392
Share based payment expense recognized for equity settled option | €						€ 3,922,000		€ 1,049,000.000	€ 0
Share based payment liabilities | €			€ 1,655,000			1,655,000	$ 1,655,000	43,000
Expense for the employer social security contributions | €						€ 1,612,000		€ 43,000	€ 0